PREPAID LAND USE RIGHT	12 Months Ended
Dec. 31, 2011
PREPAID LAND USE RIGHT.
PREPAID LAND USE RIGHT

6.              PREPAID LAND USE RIGHT

Prepaid land use right represents land use rights for the Company’s business operations. Amounts recognized in profit and loss related to the prepaid land use rights were $558,888, $632,698 and $783,214 for the years ended December 31, 2009, 2010 and 2011, respectively.

At December 31, 2009, 2010 and 2011, the land use right certificates for a certain portion of the Company’s land use rights amounting to $6,396,732, $nil and $nil, respectively, had not been obtained.

As of December 31, 2009, 2010 and 2011, land use rights of $27,422,386, $7,748,019 and $17,185,095, respectively, were pledged as collateral to secure bank borrowings (see Note 10).